Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Accrued Expenses [Abstract]
ACCRUED EXPENSES

NOTE 5 - ACCRUED EXPENSES

Accrued expenses consist of the following:

	September 30,	December 31,
	2024	2023
Salaries, payroll taxes and vacation	$260,422	$167,930
Merchant card fees	23,018	14,983
Professional fees	44,611	83,532
Management incentives	319,216	503,800
Lease liability	70,158	68,321
Development costs	75,890	109,000
Other	388,071	203,632
Totals	$1,181,386	$1,151,198

NOTE 6 - ACCRUED EXPENSES

Accrued expenses consist of the following:

	December 31,	December 31,
	2023	2022
Salaries, payroll taxes and vacation	$167,930	$114,030
Merchant card fees	14,983	15,062
Professional fees	83,532	25,000
Management incentives	503,800	519,800
Lease liability	68,321	69,402
Development costs	109,000	-
Dividends – Series C and F Preferred Stock	-	48,389
Inventory in transit	-	812,970
Other	203,632	135,837
Totals	$1,151,198	$1,740,490